Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Common Stock Offerings
The following are the Company's equity offerings of common stock and the gross proceeds of the equity offering for the years ended December 31, 2013, 2012 and 2011 (dollar amounts in millions):

Type of offering	Closing Date	Number of Shares(1)	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow-on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Total - Year end December 31, 2011(2)		7,147,034	84.0

Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Total - Year end December 31, 2012(3)		3,737,500	34.9

Registered follow-on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - September 30, 2013	553,300	8.9
Private placement offering	June 7, 2013	29,411,764	455.0
Private placement offering	November 11, 2013	15,126,498	186.0
Total - Year end December 31, 2013(4)		47,161,562	$676.6
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(1) Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
(2) Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million.
(3) Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.

Schedule of Dividends Authorized and Paid
In October 2011, the Company began paying dividends on the fifteenth day of each month to stockholders of record on the eighth day of such month. Since inception, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.875	October 9, 2011
February 27, 2012	$0.880	March 9, 2012
March 16, 2012	$0.885	June 9, 2012
June 27, 2012	$0.890	September 9, 2012
September 30, 2012	$0.895	November 9, 2012
November 29, 2012	$0.900	February 9, 2013
March 17, 2013	$0.910	June 8, 2013
May 28, 2013	$0.940	December 8, 2013*
October 23, 2013	$1.000	February 10, 2014**
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* The dividend increase became effective at the close of the CapLease Merger, which was consummated on November 5, 2013.
** The dividend increase was contingent upon, and became effective with, the close of the Cole Merger, which was consummated on February 7, 2014.